Accrued Expenses and Other Current Liabilities (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Employee Compensation And Benefits Expense Current	$ 1,472	$ 2,345	$ 677
Accrued Professional Service And Consulting Current	3,204	1,327	420
Other	864	55	485
Total accrued expenses and other current liabilities	$ 5,540	$ 3,727	$ 1,582